Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Income for the period	$ 624,329	$ 430,651	$ 857,948	$ 116,129
Adjustments to Net Profit for Non-Cash Items:
Share-based payment	8,985	29,001	13,846	56,759
Unrealized foreign exchange gain	(88,496)	(12,495)	44,533	(26,858)
Bad debt expense			32,386
Lease inducement		(2,904)		(5,807)
Depreciation – Property and equipment	25,924	90,526	51,848	94,936
Operating Income before Working Capital Changes	570,742	534,779	1,000,561	235,159
Working Capital Adjustments:
(Increase) in accounts and grants receivable	(10,108)	(41,990)	(144,733)	(135,975)
(Increase)/decrease in prepaid and other receivables	(17,352)	(13,252)	(10,192)	1,089
Increase/(decrease) in accounts payable	56,103	(67,891)	(82,966)	(93,179)
Increase/(decrease) in accrued liabilities	(178,130)	77,533	(48,462)	90,449
(decrease) in contract liability	(35,222)	(98,209)	(54,459)	(42,045)
Cash Generated from Operations	386,033	390,970	659,749	55,498
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment				(450)
Net Cash Flows used in Investing Activities				(450)
CASH FLOWS FROM FINANCING ACTIVITIES
(Decrease) in lease obligation	(7,410)	(97,601)	(36,810)	(97,601)
Interest of lease obligation	10,811		21,990
Proceeds from loans	40,000	225,000	40,000	391,612
(Repayments) of loans payable		(391,612)		(391,612)
Cash Flows Generated from Financing Activities	43,401	(264,213)	25,180	(97,601)
NET INCREASE / (DECREASE) IN CASH AND CASH EQUIVALENTS	429,434	126,757	684,929	(42,553)
Cash and Cash Equivalents, Beginning of the Period	697,984	64,533	442,489	233,843
Cash and Cash Equivalents, End of the Period	$ 1,127,418	$ 191,290	$ 1,127,418	$ 191,290